UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07685

FRONTEGRA FUNDS, INC.
(Exact name of registrant as specified in charter)

400 Skokie Blvd.
Suite 500
Northbrook, Illinois 60062
(Address of principal executive offices) (Zip code)

William D. Forsyth III
400 Skokie Blvd., Suite 500
Northbrook, Illinois 60062
(Name and address of agent for service)

(847) 509-9860
Registrant's telephone number, including area code

Date of fiscal year end:  June 30, 2013

Date of reporting period:  March 31, 2013

Item 1. Schedule of Investments.

Frontegra RobecoSAM Global Equity Fund
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

Number of Shares		Value
	COMMON STOCKS 95.4%
	Australia 3.1%
6,941	AGL Energy Ltd.	$114,614
7,310	National Australia Bank Ltd.	234,716
5,100	Westpac Banking Corp.	163,331
		512,661
	Canada 4.2%
1,690	Canadian Imperial Bank of Commerce	132,558
8,020	TELUS Corp.	553,904
		686,462
	France 3.9%
2,120	Cie de St-Gobain	78,591
11,600	Total SA	555,450
		634,041
	Germany 4.6%
2,300	Adidas AG	238,633
2,400	Fresenius SE & Co. KGaA	296,231
2,296	Henkel AG & Co. KGaA	221,000
		755,864
	Italy 4.6%
13,900	Eni SpA	312,346
19,500	Fiat Industrial SpA	219,216
46,800	Snam SpA	213,327
		744,889
	Japan 4.1%
4,200	Keihin Corp.	57,690
42,000	Marubeni Corp.	319,456
16,800	Stanley Electric Co. Ltd.	289,652
		666,798
	Netherlands 2.7%
5,770	Koninklijke DSM NV	335,866
3,544	Koninklijke Philips Electronics NV	104,873
		440,739
	Norway 2.4%
4,900	Aker Solutions ASA	91,108
20,740	DnB NOR ASA	304,136
		395,244
	Sweden 0.8%
3,200	Svenska Handelsbanken AB - Class A	136,759

	Switzerland 11.1%
3,000	Noble Corp.	114,450
2,350	Roche Holding AG	547,087
4,840	Swiss RE AG	393,604
770	Swisscom AG	356,246
1,440	Zurich Insurance Group AG	400,767
		1,812,154
	United Kingdom 7.3%
56,770	Barclays PLC	251,145
85,530	BT Group PLC	361,286
142,660	Legal & General Group PLC	374,354
47,900	WM Morrison Supermarkets PLC	201,024
		1,187,809
	United States 46.6%
10,144	Cisco Systems, Inc.	212,111
10,600	Dell, Inc.	151,898
3,975	E.I. du Pont de Nemours & Co.	195,411
2,300	Emerson Electric Co.	128,501
20,630	Hartford Financial Services Group, Inc.	532,254
2,465	International Business Machines Corp.	525,784
5,616	Kimberly-Clark Corp.	550,256
4,400	Life Technologies Corp. (a)	284,372
7,376	Limited Brands, Inc.	329,412
300	MasterCard, Inc. - Class A	162,339
2,824	McDonald's Corp.	281,525
16,450	Microsoft Corp.	470,634
8,081	Occidental Petroleum Corp.	633,308
6,100	ONEOK, Inc.	290,787
15,900	Oracle Corp.	514,206
2,250	Parker-Hannifin Corp.	206,055
20,406	Pfizer, Inc.	588,917
9,982	Reynolds American, Inc.	444,099
5,146	SanDisk Corp. (a)	283,030
8,192	The Procter & Gamble Co.	631,276
1,700	UnitedHealth Group, Inc.	97,257
3,200	Wells Fargo & Co.	118,368
		7,631,800
	Total Common Stocks
	(Cost $12,046,272)	15,605,220

	SHORT-TERM INVESTMENTS 4.8%
	Investment Company 4.8%
782,745	STIT-STIC Prime Portfolio - Institutional Class, 0.09%	782,745
	Total Short-Term Investments
	(Cost $782,745)	782,745

	Total Investments 100.2%
	(Cost $12,829,017)	16,387,965

	Liabilities in Excess of Other Assets (0.2)%	(28,923)

	TOTAL NET ASSETS 100.0%	$16,359,042

(a) Non-Income Producing.

The cost basis of investments for federal income tax purposes at March 31, 2013 was as follows*:

Cost of investments	$12,829,017
Gross unrealized appreciation	3,829,657
Gross unrealized depreciation	(270,709)
Net unrealized appreciation	$3,558,948

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Frontegra MFG Global Equity Fund
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

Number of Shares		Value
	COMMON STOCKS 97.4%
	France 4.4%
127,778	Danone	$8,890,670

	Germany 1.3%
24,700	Adidas AG	2,562,706

	Netherlands 1.5%
72,206	Unilever NV	2,957,677

	Switzerland 8.4%
100,837	Nestle SA	7,292,173
134,868	Novartis AG	9,582,689
		16,874,862
	United Kingdom 5.8%
1,998,234	Tesco PLC	11,584,735

	United States 76.0%
131,807	American Express Co.	8,891,700
26,294	Colgate-Palmolive Co.	3,103,481
192,868	eBay, Inc. (a)	10,457,303
15,187	Google, Inc. - Class A (a)	12,058,934
81,517	Johnson & Johnson	6,646,081
278,681	Lowe's Companies, Inc.	10,567,583
10,653	MasterCard, Inc. - Class A	5,764,658
90,083	McDonald's Corp.	8,980,374
396,753	Microsoft Corp.	11,351,103
240,019	Mondelez International, Inc. - Class A	7,346,982
110,238	State Street Corp.	6,513,963
138,024	Target Corp.	9,447,743
272,195	The Bank of New York Mellon Corp.	7,618,738
63,592	The Coca-Cola Co.	2,571,660
197,729	U.S. Bancorp	6,708,945
39,890	Visa, Inc. - Class A	6,774,918
113,638	Wal-Mart Stores, Inc.	8,503,532
242,269	Wells Fargo & Co.	8,961,530
140,804	Yum! Brands, Inc.	10,129,440
		152,398,668
	Total Common Stocks
	(Cost $172,652,506)	195,269,318

	SHORT-TERM INVESTMENTS 4.9%
	Investment Company 4.9%
9,890,311	STIT-STIC Liquid Assets Portfolio - Institutional Class, 0.11%	9,890,311
	Total Short-Term Investments
	(Cost $9,890,311)	9,890,311

	Total Investments 102.3%
	(Cost $182,542,817)	205,159,629

	Liabilities in Excess of Other Assets (2.3)%	(4,538,746)

	TOTAL NET ASSETS 100.0%	$200,620,883

(a) Non-Income Producing.

The cost basis of investments for federal income tax purposes at March 31, 2013 was as follows*:

Cost of investments	$182,542,817
Gross unrealized appreciation	24,062,752
Gross unrealized depreciation	(1,445,940)
Net unrealized appreciation	$22,616,812

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Frontegra MFG Core Infrastructure Fund
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

Number of Shares		Value
	COMMON STOCKS 97.5%
	Australia 7.8%
5,190	APA Group	$32,205
8,135	DUET Group	19,480
13,024	Envestra Ltd.	14,306
26,305	SP AusNet	32,728
11,844	Spark Infrastructure Group	20,470
15,656	Sydney Airport	53,464
12,158	Transurban Group	80,760
		253,413
	Austria 0.3%
185	Flughafen Wien AG	11,014

	Belgium 0.7%
494	Elia System Operator SA/NV	21,150

	Canada 8.8%
1,095	Emera, Inc.	37,835
2,155	Enbridge, Inc.	100,341
1,591	Fortis, Inc.	53,485
1,889	TransCanada Corp.	90,187
331	Valener, Inc.	5,246
		287,094
	France 7.2%
834	Aeroports de Paris	70,740
1,852	Eutelsat Communications SA	65,297
3,115	SES SA - ADR	97,628
		233,665
	Germany 1.7%
753	Fraport AG Frankfurt Airport Services Worldwide	42,205
638	Hamburger Hafen und Logistik AG	13,923
		56,128
	Hong Kong 2.9%
10,008	Power Assets Holdings Ltd.	94,439

	Italy 8.9%
5,177	Atlantia SpA	81,758
13,073	Gemina SpA (a)	21,936
20,979	Snam SpA	95,628
2,009	Societa Iniziative Autostradali e Servizi SpA	18,812
16,933	Terna Rete Elettrica Nazionale SpA	70,109
		288,243
	Mexico 2.4%
3,531	Grupo Aeroportuario del Centro Norte SAB de CV	14,325
4,966	Grupo Aeroportuario del Pacifico SAB de CV - Class B	29,250
2,630	Grupo Aeroportuario del Sureste SAB de CV - Class B	35,730
		79,305
	Netherlands 2.0%
1,073	Koninklijke Vopak NV	64,686

	New Zealand 1.4%
10,822	Auckland International Airport Ltd.	26,666
8,376	Vector Ltd.	19,974
		46,640
	Spain 6.0%
5,484	Abertis Infraestructuras SA	92,159
1,954	Enagas SA	45,499
1,138	Red Electrica Corp. SA	57,256
		194,914
	Switzerland 0.8%
53	Flughafen Zuerich AG	24,663

	United Kingdom 7.5%
8,546	National Grid PLC	99,337
3,214	Pennon Group PLC	30,425
2,002	Severn Trent PLC	52,078
5,744	United Utilities Group PLC	61,836
		243,676
	United States 39.1%
174	ALLETE, Inc.	8,529
620	Alliant Energy Corp.	31,112
1,516	American Electric Power Co., Inc.	73,723
96	American States Water Co.	5,527
981	American Water Works Co., Inc.	40,653
718	Aqua America, Inc.	22,574
472	Atmos Energy Corp.	20,150
278	Avista Corp.	7,617
216	California Water Service Group	4,298
2,072	CenterPoint Energy, Inc.	49,645
81	CH Energy Group, Inc.	5,297
287	Cleco Corp.	13,498
1,232	CMS Energy Corp.	34,422
1,522	Consolidated Edison, Inc.	92,888
790	DTE Energy Co.	53,989
981	Duke Energy Corp.	71,211
195	El Paso Electric Co.	6,562
666	Great Plains Energy, Inc.	15,444
241	IDACORP, Inc.	11,633
377	Integrys Energy Group, Inc.	21,926
264	ITC Holdings Corp.	23,565
112	MGE Energy, Inc.	6,209
1,351	NiSource, Inc.	39,638
1,440	Northeast Utilities	62,582
137	Northwest Natural Gas Co.	6,003
193	NorthWestern Corp.	7,693
1,153	NV Energy, Inc.	23,095
1,105	Pepco Holdings, Inc.	23,647
2,124	PG&E Corp.	94,582
375	Piedmont Natural Gas Co., Inc.	12,330
533	Pinnacle West Capital Corp.	30,855
422	PNM Resources, Inc.	9,828
369	Portland General Electric Co.	11,192
989	Questar Corp.	24,062
621	SCANA Corp.	31,770
46	SJW Corp.	1,219
235	Southwest Gas Corp.	11,153
1,050	TECO Energy, Inc.	18,711
215	The Empire District Electric Co.	4,816
1,578	The Southern Co.	74,040
263	UIL Holdings Corp.	10,412
177	UNS Energy Corp.	8,662
400	Vectren Corp.	14,168
549	Westar Energy, Inc.	18,216
1,094	Wisconsin Energy Corp.	46,922
2,238	Xcel Energy, Inc.	66,469
		1,272,537
	Total Common Stocks
	(Cost $2,733,082)	3,171,567

	CLOSED-END FUNDS 0.8%
	United Kingdom 0.8%
7,182	HICL Infrastructure Co. Ltd.	13,805
5,509	International Public Partnerships Ltd.	10,815
		24,620
	Total Closed-End Funds
	(Cost $23,507)	24,620

	POOLED INVESTMENT VEHICLES 0.5%
	Airport 0.5%
5,505	Australian Infrastructure Fund	17,538
	Total Pooled Investment Vehicles
	(Cost $11,272)	17,538

	SHORT-TERM INVESTMENTS 0.8%
	Investment Company 0.8%
25,750	STIT-STIC Liquid Assets Portfolio - Institutional Class, 0.11%	25,750
	Total Short-Term Investments
	(Cost $25,750)	25,750

	Total Investments 99.6%
	(Cost $2,793,611)	3,239,475

	Other Assets in Excess of Liabilities 0.4%	11,602

	TOTAL NET ASSETS 100.0%	$3,251,077

(a)	Non-Income Producing.
ADR	- American Depositary Receipt.

The cost basis of investments for federal income tax purposes at March 31, 2013 was as follows*:

Cost of investments	$2,793,611
Gross unrealized appreciation	477,923
Gross unrealized depreciation	(32,059)
Net unrealized appreciation	$445,864

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Frontegra HEXAM Emerging Markets Fund
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

Number of Shares		Value
	COMMON STOCKS 87.3%
	Brazil 12.4%
11,300	Cia Hering	$202,150
263,500	PDG Realty SA Empreendimentos e Participacoes	410,751
47,578	Petroleo Brasileiro SA - ADR	788,368
36,955	Tim Participacoes SA - ADR	808,575
56,076	Vale SA - ADR	969,554
		3,179,398
	China 15.0%
7,880	Baidu, Inc. - ADR (a)	691,076
356,788	BBMG Corp.	290,944
1,407,000	China Construction Bank Corp.	1,149,156
267,000	CNOOC Ltd.	513,187
74,000	Ping An Insurance (Group) Company of China Ltd.	573,884
11,487	Youku Tudou, Inc. ADR (a)	192,637
238,800	ZTE Corp. (a)	412,225
		3,823,109
	Hong Kong 8.9%
332,000	China Unicom United Network Communications Group Co. Ltd.	444,802
1,517,000	Industrial & Commercial Bank of China	1,063,115
824,213	Nine Dragons Paper Holdings Ltd.	774,038
		2,281,955
	Russian Federation 10.8%
50,434	Etalon Group Ltd. - GDR (a)	252,170
78,595	Evraz PLC	265,116
65,940	Gazprom OAO - ADR (a)	563,787
50,861	Magnitogorsk Iron & Steel Works - GDR (a)	174,352
229,965	Sberbank of Russia	726,919
27,948	Sberbank of Russia - ADR (a)	358,293
24,663	X5 Retail Group NV - GDR (a)	414,339
		2,754,976
	South Africa 6.3%
91,536	African Bank Investments Ltd.	301,527
9,385	Anglo American PLC	241,281
19,382	AngloGold Ashanti Ltd. - ADR	456,446
7,076	Randgold Resources Ltd.	610,695
		1,609,949
	South Korea 26.9%
4,997	GS Engineering & Construction Corp.	242,080
10,547	Hankook Tire Worldwide Co. Ltd.	455,495
6,253	Hyundai Engineering & Construction Co. Ltd.	372,617
2,264	Hyundai Mobis	632,846
3,727	Hyundai Motor Co.	748,683
24,205	KB Financial Group, Inc.	804,948
2,718	LG Chem Ltd.	647,375
1,480	Mando Corp.	154,970
1,554	NCSoft Corp.	216,493
1,014	Samsung Electronics Co. Ltd.	1,376,182
1,958	Samsung Fire & Marine Insurance Co. Ltd. (a)	382,766
19,840	SK Hynix, Inc. (a)	521,589
2,114	SK Innovation Co. Ltd.	308,759
		6,864,803
	Taiwan 3.9%
29,000	Catcher Technology Co. Ltd.	129,956
222,000	Hon Hai Precision Industry Co. Ltd.	613,975
110,000	Quanta Computer, Inc.	242,053
		985,984
	Zambia 3.1%
41,083	First Quantum Minerals Ltd.	781,339

	Total Common Stocks
	(Cost $24,644,211)	22,281,513

	PREFERRED STOCKS 3.2%
	Brazil 3.2%
45,808	Itau Unibanco Holding SA - ADR	815,382

	Total Preferred Stocks
	(Cost $942,778)	815,382

	SHORT-TERM INVESTMENTS 9.5%
	Investment Company 9.5%
2,420,317	Fidelity Institutional Money Market Portfolio, 0.10%	2,420,317
	Total Short-Term Investments
	(Cost $2,420,317)	2,420,317

	Total Investments 100.0%
	(Cost $28,007,306)	25,517,212

	Liabilities in Excess of Other Assets 0.0%	(2,885)

	TOTAL NET ASSETS 100.0%	$25,514,327

(a) Non-Income Producing.
ADR - American Depositary Receipt.
GDR - Global Depositary Receipt.

The cost basis of investments for federal income tax purposes at March 31, 2013 was as follows*:

Cost of investments	$28,007,306
Gross unrealized appreciation	957,162
Gross unrealized depreciation	(3,447,256)
Net unrealized depreciation	$(2,490,094)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Frontegra Timpani Small Cap Growth Fund
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

Number of Shares		Value
	COMMON STOCKS 100.0%
	Consumer Discretionary 20.5%
1,955	American Woodmark Corp. (a)	$66,529
415	Arctic Cat, Inc. (a)	18,135
1,156	Asbury Automotive Group, Inc. (a)	42,414
906	Brunswick Corp.	31,003
2,723	Conn's, Inc. (a)	97,756
23	Fiesta Restaurant Group, Inc. (a)	611
1,097	Five Below, Inc. (a)	41,565
2,805	Grand Canyon Education, Inc. (a)	71,219
962	Ignite Restaurant Group, Inc. (a)	14,122
695	Jack In the Box, Inc. (a)	24,040
1,913	Lithia Motors, Inc. - Class A	90,829
315	Meritage Homes Corp. (a)	14,761
3,437	Multimedia Games Holdings Co., Inc. (a)	71,730
318	SodaStream International Ltd. (a)	15,786
1,879	The Ryland Group, Inc.	78,204
1,007	Tile Shop Holdings, Inc. (a)	21,157
1,226	TRI Pointe Homes, Inc. (a)	24,704
524	Tumi Holdings, Inc. (a)	10,973
		735,538
	Consumer Staples 0.8%
3,603	Inventure Foods, Inc. (a)	28,031

	Energy 6.6%
1,402	Diamondback Energy, Inc. (a)	37,630
535	Dril-Quip, Inc. (a)	46,636
366	Geospace Technologies Corp. (a)	39,499
1,286	Oasis Petroleum, Inc. (a)	48,958
781	Rosetta Resources, Inc. (a)	37,160
3,747	Synergy Resources Corp. (a)	25,705
		235,588
	Financial Services 5.1%
2,710	Homeowners Choice, Inc.	73,847
4,070	Market Leader, Inc. (a)	36,467
714	National Financial Partners Corp. (a)	16,015
2,648	Tree.com, Inc.	48,962
1,627	United Insurance Holdings Corp.	9,323
		184,614
	Health Care 21.0%
1,773	Acadia Healthcare Company, Inc. (a)	52,108
1,395	Air Methods Corp.	67,295
4,063	Capital Senior Living Corp. (a)	107,385
1,490	Cardiovascular Systems, Inc. (a)	30,515
336	Catamaran Corp. (a)	17,818
2,227	Conceptus, Inc. (a)	53,782
2,845	Cynosure, Inc. - Class A (a)	74,454
2,663	Health Insurance Innovations, Inc. - Class A (a)	40,185
829	Jazz Pharmaceuticals, Inc. (a)	46,349
3,740	Lannett Co., Inc. (a)	37,811
5,471	Novadaq Technologies, Inc. (a)	54,218
2,645	Team Health Holdings, Inc. (a)	96,225
8,480	TearLab Corp. (a)	58,512
748	Vocera Communications, Inc. (a)	17,204
		753,861
	Materials & Processing 9.2%
1,414	American Vanguard Corp.	43,184
2,037	Apogee Enterprises, Inc.	58,971
1,141	Beacon Roofing Supply, Inc. (a)	44,111
885	Eagle Materials, Inc.	58,967
369	Trex Co., Inc. (a)	18,147
697	U.S. Silica Holdings, Inc.	16,435
588	Valmont Industries, Inc.	92,475
		332,290
	Producer Durables 18.2%
184	Allegiant Travel Co.	16,336
917	Barrett Business Services, Inc.	48,289
796	CoStar Group, Inc. (a)	87,130
1,215	Echo Global Logistics, Inc. (a)	26,876
887	H&E Equipment Services, Inc.	18,095
1,617	InnerWorkings, Inc. (a)	24,481
116	Lindsay Corp.	10,229
1,755	MasTec, Inc. (a)	51,158
593	MAXIMUS, Inc.	47,422
3,350	On Assignment, Inc. (a)	84,788
864	OSI Systems, Inc. (a)	53,819
3,118	Performant Financial Corp. (a)	38,289
523	Primoris Services Corp.	11,563
703	Proto Labs, Inc. (a)	34,517
440	Team, Inc. (a)	18,071
223	TransDigm Group, Inc.	34,101
2,020	WageWorks, Inc. (a)	50,561
		655,725
	Technology 18.2%
1,250	Bottomline Technologies, Inc. (a)	35,638
1,359	Callidus Software, Inc. (a)	6,211
1,183	CEVA, Inc. (a)	18,455
859	CommVault Systems, Inc. (a)	70,421
1,520	Computer Task Group, Inc.	32,513
1,165	Ellie Mae, Inc. (a)	28,018
3,176	LifeLock, Inc. (a)	30,585
2,964	MagnaChip Semiconductor Corp. (a)	51,307
1,502	NeuStar, Inc. - Class A (a)	69,888
2,040	Numerex Corp. - Class A (a)	26,092
1,353	PROS Holdings, Inc. (a)	36,761
294	Radware Ltd. (a)	11,093
1,473	Semtech Corp. (a)	52,129
184	Sourcefire, Inc. (a)	10,898
937	Spreadtrum Communications, Inc. - ADR	19,218
525	Stratasys Ltd. (a)	38,965
1,509	Tangoe, Inc. (a)	18,697
464	The ExOne Co. (a)	15,544
901	Tyler Technologies, Inc. (a)	55,195
665	Ultratech, Inc. (a)	26,287
		653,915
	Utilities 0.4%
1,081	Pike Electric Corp.	15,383

	Total Common Stocks
	(Cost $2,697,408)	3,594,945

	SHORT-TERM INVESTMENTS 1.2%
	Investment Company 1.2%
42,819	STIT-STIC Prime Portfolio - Institutional Class, 0.09%	42,819
	Total Short-Term Investments
	(Cost $42,819)	42,819

	Total Investments 101.2%
	(Cost $2,740,227)	3,637,764

	Liabilities in Excess of Other Assets (1.2)%	(43,011)

	TOTAL NET ASSETS 100.0%	$3,594,753

(a) Non-Income Producing.
ADR - American Depositary Receipt.

The cost basis of investments for federal income tax purposes at March 31, 2013 was as follows*:

Cost of investments	$2,740,227
Gross unrealized appreciation	913,146
Gross unrealized depreciation	(15,609)
Net unrealized appreciation	$897,537

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Frontegra Netols Small Cap Value Fund
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

Number of Shares		Value
	COMMON STOCKS 98.1%
	Consumer Discretionary 20.9%
58,335	Aaron’s, Inc.	$1,673,048
376,913	Accuride Corp. (a)	2,031,561
72,011	ANN, Inc. (a)	2,089,759
54,959	Cabela's, Inc. (a)	3,340,408
52,489	Capella Education Co. (a)	1,634,507
31,583	Carter's, Inc. (a)	1,808,758
32,737	Coinstar, Inc. (a)	1,912,496
56,705	DeVry, Inc.	1,800,384
57,789	Domino's Pizza, Inc.	2,972,666
79,380	Ethan Allen Interiors, Inc.	2,613,190
46,290	Tenneco, Inc. (a)	1,819,660
47,305	The Cheesecake Factory, Inc.	1,826,446
21,076	Tractor Supply Co.	2,194,644
319,118	Zale Corp. (a)	1,254,134
		28,971,661
	Consumer Staples 4.5%
170,821	Boulder Brands, Inc. (a)	1,533,973
29,621	Casey's General Stores, Inc.	1,726,904
35,244	TreeHouse Foods, Inc. (a)	2,296,147
15,607	United Natural Foods, Inc. (a)	767,864
		6,324,888
	Energy 5.5%
80,026	Bill Barrett Corp. (a)	1,622,127
66,458	Superior Energy Services, Inc. (a)	1,725,914
33,844	Whiting Petroleum Corp. (a)	1,720,629
262,386	Willbros Group, Inc. (a)	2,576,631
		7,645,301
	Financials 17.8%
61,527	Cedar Fair LP	2,446,929
51,305	Community Bank System, Inc.	1,520,167
49,290	Endurance Specialty Holdings Ltd.	2,356,555
95,764	Glacier Bancorp, Inc.	1,817,601
432,576	MGIC Investment Corp. (a)	2,141,251
131,239	Old National Bancorp	1,804,536
95,579	PHH Corp. (a)	2,098,915
37,106	Prosperity Bancshares, Inc.	1,758,453
100,725	Selective Insurance Group, Inc.	2,418,407
15,726	Sterling Financial Corp.	341,097
50,374	The Hanover Insurance Group, Inc.	2,502,580
50,966	Walter Investment Management Corp. (a)	1,898,484
66,689	Webster Financial Corp.	1,617,875
		24,722,850
	Health Care 7.6%
74,011	Acadia Healthcare Company, Inc. (a)	2,175,183
37,444	Haemonetics Corp. (a)	1,559,917
32,660	LifePoint Hospitals, Inc. (a)	1,582,704
26,214	Magellan Health Services, Inc. (a)	1,247,000
63,792	Merit Medical Systems, Inc. (a)	782,090
62,627	U.S. Physical Therapy, Inc.	1,681,535
69,642	VCA Antech, Inc. (a)	1,635,891
		10,664,320
	Industrials 16.1%
60,720	Actuant Corp. - Class A	1,859,246
146,307	Commercial Vehicle Group, Inc. (a)	1,141,195
37,029	General Cable Corp. (a)	1,356,372
18,984	Genesee & Wyoming, Inc. (a)	1,767,600
74,365	Herman Miller, Inc.	2,057,680
219,246	PGT, Inc. (a)	1,506,220
98,695	Titan International, Inc.	2,080,491
80,003	TriMas Corp. (a)	2,597,697
61,297	United Rentals, Inc. (a)	3,369,496
42,575	United Stationers, Inc.	1,645,524
28,921	Westinghouse Air Brake Technologies Corp.	2,953,123
		22,334,644
	Information Technology 9.4%
144,707	Checkpoint Systems, Inc. (a)	1,889,874
293,330	Ciber, Inc. (a)	1,378,651
168,106	Entegris, Inc. (a)	1,657,525
62,658	Fair Isaac Corp.	2,862,844
117,740	Fairchild Semiconductor International, Inc. (a)	1,664,844
52,266	Liquidity Services, Inc. (a)	1,558,049
13,766	Polycom, Inc. (a)	152,527
80,472	Progress Software Corp. (a)	1,833,152
		12,997,466
	Materials 6.8%
25,599	Acuity Brands, Inc.	1,775,291
34,090	Carpenter Technology Corp.	1,680,296
19,737	Compass Minerals International, Inc.	1,557,249
65,258	Intrepid Potash, Inc.	1,224,240
35,221	Kraton Performance Polymers, Inc. (a)	824,171
59,112	Schnitzer Steel Industries, Inc.	1,575,926
20,069	Sensient Technologies Corp.	784,497
		9,421,670
	Real Estate Investment Trusts 8.4%
348,058	FelCor Lodging Trust, Inc. (a)	2,070,945
156,791	First Industrial Realty Trust, Inc.	2,685,830
25,875	Mid-America Apartment Communities, Inc.	1,786,928
31,375	National Health Investors, Inc.	2,053,494
61,220	Sun Communities, Inc.	3,019,982
		11,617,179
	Utilities 1.1%
66,327	The Empire District Electric Co.	1,485,725

	Total Common Stocks
	(Cost $91,469,675)	136,185,704

	SHORT-TERM INVESTMENTS 2.0%
	Investment Company 2.0%
2,821,103	Fidelity Institutional Money Market Portfolio, 0.05%	2,821,103
	Total Short-Term Investments
	(Cost $2,821,103)	2,821,103

	Total Investments 100.1%
	(Cost $94,290,778)	139,006,807

	Liabilities in Excess of Other Assets (0.1)%	(192,032)

	TOTAL NET ASSETS 100.0%	$138,814,775

(a)	Non-Income Producing.

The cost basis of investments for federal income tax purposes at March 31, 2013 was as follows*:

Cost of investments	$94,290,778
Gross unrealized appreciation	48,125,463
Gross unrealized depreciation	(3,409,434)
Net unrealized appreciation	$44,716,029

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Frontegra Phocas Small Cap Value Fund
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

Number of Shares		Value
	COMMON STOCKS 97.9%
	Consumer Discretionary 9.9%
9,092	Belo Corp. - Class A	$89,374
1,411	Bob Evans Farms, Inc.	60,137
1,336	Coinstar, Inc. (a)	78,049
693	Cracker Barrel Old Country Store, Inc.	56,029
2,825	Dana Holding Corp.	50,370
899	Deckers Outdoor Corp. (a)	50,065
1,796	Destination Maternity Corp.	42,026
902	Group 1 Automotive, Inc.	54,183
1,336	Meredith Corp.	51,116
2,050	Perry Ellis International, Inc.	37,289
4,483	Pier 1 Imports, Inc.	103,109
1,128	Rent-A-Center, Inc.	41,668
10,737	Scientific Games Corp. - Class A (a)	93,949
1,621	Steiner Leisure Ltd. (a)	78,392
		885,756
	Consumer Staples 2.4%
4,583	Darling International, Inc. (a)	82,311
1,618	Post Holdings, Inc. (a)	69,461
1,283	USANA Health Sciences, Inc. (a)	62,007
		213,779
	Energy 6.5%
2,822	Carrizo Oil & Gas, Inc. (a)	72,723
7,531	Goodrich Petroleum Corp. (a)	117,860
3,179	Gulfport Energy Corp. (a)	145,694
1,062	Hornbeck Offshore Services, Inc. (a)	49,341
4,383	Kodiak Oil & Gas Corp. (a)	39,841
1,160	PDC Energy, Inc. (a)	57,501
5,908	Rex Energy Corp. (a)	97,364
		580,324
	Financials 23.2%
3,583	American Equity Investment Life Holding Co.	53,351
5,298	Banco Latinoamericano de Comercio Exterior S.A.	131,072
4,858	Banner Corp.	154,630
14,267	CNO Financial Group, Inc.	163,357
8,647	First Pactrust Bancorp, Inc.	98,576
2,973	First Republic Bank	114,817
2,726	Hanmi Financial Corp. (a)	43,616
10,138	Heritage Commerce Corp. (a)	68,229
3,254	HomeStreet, Inc. (a)	72,694
11,387	ICG Group, Inc. (a)	142,110
4,451	National Financial Partners Corp. (a)	99,836
8,576	National Penn Bancshares, Inc.	91,677
1,322	Nelnet, Inc. - Class A	44,683
7,313	NewBridge Bancorp (a)	43,074
1,681	Primerica, Inc.	55,103
2,862	Protective Life Corp.	102,460
5,568	State Bank Financial Corp.	91,148
1,617	SVB Financial Group (a)	114,710
10,934	United Community Banks, Inc. (a)	123,992
6,422	Washington Banking Co.	89,523
11,986	Wilshire Bancorp, Inc. (a)	81,265
2,853	Wintrust Financial Corp.	105,675
		2,085,598
	Health Care 4.8%
3,887	Alkermes PLC (a)	92,161
1,140	Orthofix International N.V. (a)	40,892
2,808	PhotoMedex, Inc. (a)	45,181
1,408	United Therapeutics Corp. (a)	85,705
3,125	ViroPharma, Inc. (a)	78,625
1,595	WellCare Health Plans, Inc. (a)	92,446
		435,010
	Industrials 14.5%
13,226	Aceto Corp.	146,412
641	AMERCO	111,239
2,272	Beacon Roofing Supply, Inc. (a)	87,836
1,184	Esterline Technologies Corp. (a)	89,629
2,746	MYR Group, Inc. (a)	67,442
1,915	Park-Ohio Holdings Corp. (a)	63,444
3,169	Performant Financial Corp. (a)	38,915
3,253	Spirit Airlines, Inc. (a)	82,496
3,085	Tetra Tech, Inc. (a)	94,062
1,652	The Timken Company	93,470
2,303	Trinity Industries, Inc.	104,395
1,274	Triumph Group, Inc.	100,009
1,305	UniFirst Corp.	118,102
2,213	URS Corp.	104,918
		1,302,369
	Information Technology 12.7%
3,705	Compuware Corp. (a)	46,313
3,316	Euronet Worldwide, Inc. (a)	87,343
6,569	Fairchild Semiconductor International, Inc. (a)	92,886
14,139	Integrated Device Technology, Inc. (a)	105,618
9,892	Internap Network Services Corp. (a)	92,490
1,158	Measurement Specialties, Inc. (a)	46,054
3,323	Methode Electronics, Inc.	42,800
5,766	Microsemi Corp. (a)	133,598
1,958	NeuStar, Inc. - Class A (a)	91,106
3,662	Progress Software Corp. (a)	83,420
1,988	Saba Software, Inc. (a)	15,805
2,926	SYNNEX Corp. (a)	108,262
13,182	United Online, Inc.	79,487
2,078	ValueClick, Inc. (a)	61,405
1,470	Verint Systems, Inc. (a)	53,729
		1,140,316
	Materials 4.7%
1,251	Ashland, Inc.	92,949
9,276	Boise, Inc.	80,330
2,132	Cabot Corp.	72,915
948	Kaiser Aluminum Corp.	61,288
2,833	Sensient Technologies Corp.	110,742
		418,224
	Real Estate Investment Trusts 14.0%
3,860	Acadia Realty Trust	107,192
3,208	Colonial Properties Trust	72,533
2,667	CoreSite Realty Corp.	93,291
5,706	CubeSmart	90,155
3,658	First Potomac Realty Trust	54,248
1,549	Kilroy Realty Corp.	81,168
6,474	Medical Properties Trust, Inc.	103,843
18,312	NorthStar Realty Finance Corp.	173,598
2,028	Potlatch Corp.	93,004
1,180	PS Business Parks, Inc.	93,125
5,224	Sabra Health Care REIT, Inc.	151,548
11,953	Strategic Hotels & Resorts, Inc. (a)	99,808
1,269	The Geo Group, Inc.	47,740
		1,261,253
	Utilities 5.2%
3,025	Aqua America, Inc.	95,106
1,957	Atmos Energy Corp.	83,544
2,282	Black Hills Corp.	100,499
1,194	Laclede Group, Inc.	50,984
1,820	PNM Resources, Inc.	42,388
1,743	Portland General Electric Co.	52,865
2,040	The Empire District Electric Co.	45,696
		471,082

	Total Common Stocks	8,793,711
	(Cost $6,295,357)

	CLOSED-END FUNDS 0.6%
	Financials 0.6%
5,123	Prospect Capital Corp.	55,892
	Total Closed-End Funds
	(Cost $55,808)	55,892

	SHORT-TERM INVESTMENTS 1.5%
	Investment Company 1.5%
42,819	STIT-STIC Prime Portfolio - Institutional Class, 0.09%	131,548
	Total Short-Term Investments
	(Cost $131,548)	131,548

	Total Investments 100.0%
	(Cost $6,482,713)	8,981,151

	Liabilities in Excess of Other Assets 0.0%	(197)

	TOTAL NET ASSETS 100.0%	$8,980,954

(a) Non-Income Producing.

The cost basis of investments for federal income tax purposes at March 31, 2013 was as follows*:

Cost of investments	$6,482,713
Gross unrealized appreciation	2,520,974
Gross unrealized depreciation	(22,536)
Net unrealized appreciation	$2,498,438

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Lockwell Small Cap Value Fund
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

Number of Shares		Value
	COMMON STOCKS 95.3%
	Consumer Discretionary 13.5%
1,650	AFC Enterprises, Inc. (a)	$59,944
540	Ascent Capital Group, Inc. - Class A (a)	40,198
750	Bob Evans Farms, Inc.	31,965
7,720	Denny's Corp. (a)	44,544
1,100	Fiesta Restaurant Group, Inc. (a)	29,227
505	Genesco, Inc. (a)	30,345
825	Hanesbrands, Inc. (a)	37,587
1,995	Hillenbrand, Inc.	50,434
1,420	Pier 1 Imports, Inc.	32,660
2,210	SHFL Entertainment, Inc. (a)	36,620
810	Tenneco, Inc. (a)	31,841
		425,365
	Consumer Staples 2.5%
543	Ingredion, Inc.	39,270
1,588	Snyder's-Lance, Inc.	40,113
		79,383
	Energy 2.0%
2,325	Goodrich Petroleum Corp. (a)	36,386
1,025	Superior Energy Services, Inc. (a)	26,620
		63,006
	Financials 21.1%
1,075	Alterra Capital Holdings Ltd.	33,862
1,583	AmTrust Financial Services, Inc.	54,851
855	Argo Group International Holdings Ltd.	35,380
1,793	Capitol Federal Financial, Inc.	21,642
7,245	CNO Financial Group Inc.	82,955
1,455	Eagle Bancorp, Inc. (a)	31,850
2,900	Employers Holdings, Inc.	68,005
1,410	MB Financial, Inc.	34,080
1,960	Northwest Bancshares, Inc.	24,872
2,325	Oriental Financial Group, Inc.	36,061
1,215	Oritani Financial Corp.	18,820
695	Platinum Underwriters Holdings Ltd.	38,788
1,160	ProAssurance Corp.	54,903
3,450	Provident New York Bancorp	31,292
1,730	State Bank Financial Corp.	28,320
1,420	ViewPoint Financial Group	28,556
2,455	Walker & Dunlop, Inc. (a)	44,116
		668,353
	Health Care 5.7%
4,010	HealthSouth Corp. (a)	105,743
425	ICU Medical, Inc. (a)	25,054
1,888	U.S. Physical Therapy, Inc.	50,693
		181,490
	Industrials 22.0%
1,120	Actuant Corp. - Class A	34,294
620	Aegion Corp. (a)	14,353
5,170	AerCap Holdings NV (a)	79,877
1,480	Belden, Inc.	76,442
1,435	Celadon Group, Inc.	29,934
845	Curtiss-Wright Corp.	29,322
1,125	Forward Air Corp.	41,951
1,005	G&K Services, Inc. - Class A	45,738
1,265	Harsco Corp.	31,334
881	HEICO Corp. - Class A	30,227
640	Hub Group, Inc. - Class A (a)	24,614
1,040	ICF International, Inc. (a)	28,288
885	Insperity, Inc.	25,107
1,615	ITT Corp.	45,914
583	Moog, Inc. - Class A (a)	26,719
2,465	Quanex Building Products Corp.	39,687
540	Tennant Co.	26,222
330	Triumph Group, Inc.	25,905
990	United Stationers, Inc.	38,264
		694,192
	Information Technology 13.9%
930	ACI Worldwide, Inc. (a)	45,440
1,205	ADTRAN, Inc.	23,678
2,935	GSI Group, Inc. (a)	25,036
830	MAXIMUS, Inc.	66,375
1,450	Microsemi Corp. (a)	33,596
625	NeuStar, Inc. - Class A (a)	29,081
705	Plantronics, Inc.	31,154
830	Rogers Corp. (a)	39,525
2,000	Sapient Corp. (a)	24,380
1,025	ScanSource, Inc. (a)	28,925
1,390	Verint Systems, Inc. (a)	50,805
915	Zebra Technologies Corp. (a)	43,124
		441,119
	Materials 9.2%
780	A. Schulman, Inc.	24,617
540	Cytec Industries, Inc.	40,003
1,745	HB Fuller Co.	68,195
820	Innophos Holdings, Inc.	44,739
1,265	Materion Corp.	36,052
410	Rock-Tenn Co. - Class A	38,044
2,540	Zep, Inc.	38,125
		289,775
	Real Estate Investment Trusts 2.1%
1,195	Agree Realty Corp.	35,969
1,135	Pebblebrook Hotel Trust	29,272
		65,241
	Utilities 3.3%
475	ALLETE, Inc.	23,285
495	Cleco Corp.	23,280
790	NorthWestern Corp.	31,489
725	UGI Corp.	27,833
		105,887
	Total Common Stocks
	(Cost $2,308,934)	3,013,811

	EXCHANGE TRADED FUNDS 0.6%
225	Vanguard Small-Cap Value Index Fund	18,483
	Total Exchange Traded Funds
	(Cost $17,886)	18,483

	SHORT-TERM INVESTMENTS 4.5%
	Investment Company 4.5%
142,973	STIT-STIC Liquid Assets Portfolio - Institutional Class, 0.11%	142,973
	Total Short-Term Investments
	(Cost $142,973)	142,973

	Total Investments 100.4%
	(Cost $2,469,793)	3,175,267

	Liabilities in Excess of Other Assets (0.4)%	(12,444)

	TOTAL NET ASSETS 100.0%	$3,162,823

(a)	Non-Income Producing.

The cost basis of investments for federal income tax purposes at March 31, 2013 was as follows*:

Cost of investments	$2,469,793
Gross unrealized appreciation	714,194
Gross unrealized depreciation	(8,720)
Net unrealized appreciation	$705,474

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Investment Valuation – Equity securities for which market quotations are readily available are valued at the last reported sale price on the national securities exchange on which such securities are primarily traded. Equity securities for which there were no transactions on a given day or securities not listed on a national securities exchange are valued at the most recent bid price. Equity securities that are traded on NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Debt securities (other than short-term instruments) are valued by an independent pricing service, which uses valuation methods such as matrix pricing and other analytical pricing models as well as market transactions and evaluated dealer bid quotations. Shares of underlying mutual funds are valued at their respective NAVs. Exchange traded funds are valued at the last reported sale price on the exchange on which the security is principally traded. Securities that are primarily traded on foreign exchanges, including participatory notes, generally are valued at the last sale price of such securities on their respective exchange. In certain circumstances, such as when a significant event occurs in a foreign market so that the last sale price no longer reflects actual value, the fair value of these securities may be determined using fair valuation procedures approved by the Board of Directors. The Directors have retained an independent fair value pricing service to assist in valuing foreign securities held by the Frontegra RobecoSAM Global Equity, Frontegra MFG Global Equity, Frontegra MFG Core Infrastructure and Frontegra HEXAM Emerging Markets Funds. In valuing assets, prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Securities maturing within 60 days or less when purchased are valued by the amortized cost method. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith by the advisers or subadvisers pursuant to guidelines established by the Board of Directors.

RobecoSAM Global Equity

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$15,605,220	$-	$-	$15,605,220
Total Equity	15,605,220	-	-	15,605,220
Short-Term Investments	782,745	-	-	782,745
Total Investments in Securities	$16,387,965	$-	$-	$16,387,965

MFG Global Equity

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$195,269,318	$-	$-	$195,269,318
Total Equity	195,269,318	-	-	195,269,318
Short-Term Investments	9,890,311	-	-	9,890,311
Total Investments in Securities	$205,159,629	$-	$-	$205,159,629

MFG Core Infrastructure

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$3,171,567	$-	$-	$3,171,567
Closed-End Funds	24,620	-	-	24,620
Pooled Investment Vehicles	17,538	-	-	17,538
Total Equity	3,213,725	-	-	3,213,725
Short-Term Investments	25,750	-	-	25,750
Total Investments in Securities	$3,239,475	$-	$-	$3,239,475

HEXAM Emerging Markets

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$22,281,513	$-	$-	$22,281,513
Preferred Stocks	815,382	-	-	815,382
Total Equity	23,096,895	-	-	23,096,895
Short-Term Investments	2,420,317	-	-	2,420,317
Total Investments in Securities	$25,517,212	$-	$-	$25,517,212

Timpani Small Cap Growth

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$3,594,945	$-	$-	$3,594,945
Total Equity	3,594,945	-	-	3,594,945
Short-Term Investments	42,819	-	-	42,819
Total Investments in Securities	$3,637,764	$-	$-	$3,637,764

Netols Small Cap Value

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$136,185,704	$-	$-	$136,185,704
Total Equity	136,185,704	-	-	136,185,704
Short-Term Investments	2,821,103	-	-	2,821,103
Total Investments in Securities	$139,006,807	$-	$-	$139,006,807

Phocas Small Cap Value

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$8,793,711	$-	$-	$8,793,711
Closed-End Funds	55,892	-	-	55,892
Total Equity	8,849,603	-	-	8,849,603
Short-Term Investments	131,548	-	-	131,548
Total Investments in Securities	$8,981,151	$-	$-	$8,981,151

Lockwell Small Cap Value

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$3,013,811	$-	$-	$3,013,811
Exchange Traded Funds	18,483	-	-	18,483
Total Equity	3,032,294	-	-	3,032,294
Short-Term Investments	142,973	-	-	142,973
Total Investments in Securities	$3,175,267	$-	$-	$3,175,267

(a)  See Fund's Schedule of Investments for sector or currency classifications

	RobecoSAM	MFG Global	MFG Core	HEXAM Emerging
	Global Equity	Equity	Infrastructure	Markets
Transfers into Level 1	$6,653,368	$28,596,055	$1,575,716	$10,634,327
Transfers out of Level 2	$(6,653,368)	$(28,596,055)	$(1,575,716)	$(10,634,327)
Net transfers	$-	$-	$-	$-

Tax Disclosure – Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the current fiscal year, the fiscal year ended June 30, 2012, or for any other tax years which are open for exam. As of March 31, 2013, open tax years include the tax years ended June 30, 2009 through 2012 and the current fiscal year.  The Company is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change during the remainder of the fiscal year. A Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations of its financial statements.  During the period, the Funds did not incur any interest or penalties.

 At June 30, 2012, the Funds’ most recent fiscal year end, the Funds had the following capital loss carryforwards available, which may be utilized to offset any net realized capital gains:

Date of Expiration	Netols Small Cap Value	Phocas Small Cap Value
2017	$-	$2,652,152
2018	927,876	-
Total	$927,876	$2,652,152

At June 30, 2012, the HEXAM Emerging Markets Fund and Timpani Small Cap Growth Fund had short-term capital loss carryforwards that will not expire of $951,691and 338,941, respectively.

The RobecoSAM Global Equity Fund, MFG Global Equity Fund, MFG Core Infrastructure Fund and Lockwell Small Cap Value Fund did not have any capital loss carryforwards as of June 30, 2012.

For additional information regarding the accounting policies of the Funds, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Frontegra Funds, Inc.

By  /s/ William D. Forsyth III
             William D. Forsyth III, President and Secretary
(Principal Executive Officer)

Date   May 14, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By    /s/ William D. Forsyth III
               William D. Forsyth III, President and Secretary
(Principal Executive Officer)

Date   May 14, 2013

By   /s/ Elyce D. Dilworth
              Elyce D. Dilworth, Treasurer and Assistant Secretary
(Principal Financial Officer)

Date   May 14, 2013